Expense Example - AMG Veritas Global Real Return Fund - Class I	May 24, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	$ 1,419